Subsidiary (Details Textual 2) - USD ($) $ in Thousands	1 Months Ended				12 Months Ended
	Jun. 30, 2018	Jun. 15, 2018	Oct. 31, 2017	Feb. 09, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 13, 2017
Subsidiary Textual [Abstract]
Acquisition of additional stake percentage			27.00%
Percentage of ordinary shares acquired	4.10%		27.00%
Held in ordinary shares			4,024
Percentage of issued and outstanding share capital			6.00%
Ordinary shares issued	140,845							564,625
Carrying amount of net assets on date of the acquisition	$ 1,977		$ 2,821
Decrease in non-controlling interests	93		768
Increase in share premium	237		1,483
Decrease in a capital reserve for transactions with non-controlling interest	144		$ 715
Percentage of issued and outstanding ordinary shares		97.40%	91.90%
Fair value of the shares issued in consideration for waving the rights amount	136
Derivative financial liabilities	1,030
Other income	894
Increase in share premium deriving from the waiving of the rights	136
Finance expense	$ 160			$ 30	$ 576	$ 26	$ 61
ADS [Member]
Subsidiary Textual [Abstract]
Ordinary shares issued			658,484